Structured entities - Additional information (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2013
Disclosure of information about consolidated structured entities [line items]
Transfer of financial assets			€ 2,000
Fee income recognised	€ 21	€ 20
Outstanding amount in portfolio	1,002,947	961,863
Credit notes held by third parties | Credit risk
Disclosure of information about consolidated structured entities [line items]
Maximum exposure to loss from interests in structured entities	676	0
Corporate Lending | Credit risk
Disclosure of information about consolidated structured entities [line items]
Outstanding amount in portfolio	10,000	0
Combined interest and FX rate risk
Disclosure of information about consolidated structured entities [line items]
Fee income recognised	1	1
Mont Blanc
Disclosure of information about consolidated structured entities [line items]
Undrawn borrowing facilities	4,800	3,119
Borrowing facility	0	0
Total for all consolidated structured entities | Securitisations
Disclosure of information about consolidated structured entities [line items]
Securitisations	76,000	74,000
Securitisation, issued externally | Securitisations
Disclosure of information about consolidated structured entities [line items]
Securitisations	€ 4,000	€ 4,000